SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PROSPECTUS

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Prospectus dated August 31, 2023, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Change to the Fund

I.	To reflect the addition of Peter S. Sheehan as a portfolio manager of the Fund, the following addition is being made to the Prospectus for the Fund:

1.

The Loomis, Sayles & Company, L.P. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Section of the Fund’s Prospectus is removed and replaced with the following:

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Loomis, Sayles & Company, L.P.

Matthew J. Eagan, CFA	Portfolio Manager	Since Inception (November 2018)

Elaine M. Stokes	Portfolio Manager	Since Inception* (November 2018)

Brian P. Kennedy	Co-Portfolio Manager	Since March 2021

Todd P. Vandam, CFA	Co-Portfolio Manager	Since March 2021

Peter S. Sheehan	Co-Portfolio Manager	Since June 2023

*Effective December 31, 2023, Ms. Stokes will no longer serve as Portfolio Manager of the Fund

2.	In the “Management of the Funds – Investment Adviser” section of the Fund’s Prospectus, the following paragraph is added:

Peter S. Sheehan (Morningstar Multisector Bond Fund)—Peter Sheehan, Co-Portfolio Manager of Loomis Sayles, began his investment career in 2006 in the credit training program at Bank of America/LaSalle Bank. Sheehan joined Loomis Sayles in 2012 from the MBA program at Boston College. He earned a BA from Vanderbilt University and an MBA from the Carroll School of Management at Boston College. He has served as a portfolio manager for the Fund since June 2023.

Please retain this supplement for future reference.

SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2023

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Multisector Bond Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Statement of Additional Information (“SAI”) dated August 31, 2023, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Change to the Fund

I.

To reflect the addition of Peter S. Sheehan as a portfolio manager of the Fund, the following information is added to the Loomis, Sayles & Company, L.P. section of the table following the “The Fund’s Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Loomis Sayles
Peter S. Sheehan (as of June 2023)	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0	0 $0.0

Please retain this supplement for future reference.